Critical Accounting Estimates and Judgements - Narrative (Details)	Dec. 31, 2022
Bottom of range
Disclosure of fair value measurement of assets [line items]
Discount rate used in current measurement of higher of fair value less costs of disposal or previous estimate of value in use	10.00%
Top of range
Disclosure of fair value measurement of assets [line items]
Discount rate used in current measurement of higher of fair value less costs of disposal or previous estimate of value in use	12.00%